Expense Example, No Redemption - Mast Managed Futures Strategy Fund - Class C Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 336
Expense Example, No Redemption, 3 Years	776
Expense Example, No Redemption, 5 Years	1,345
Expense Example, No Redemption, 10 Years	$ 2,894